Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Abstract]
Customer ﬁnance credit	kr 4,522	kr 6,917
Trade receivables	44,151	42,215
Contract assets	6,924	7,999
Contract liabilities	41,229	34,416
Deferred sales commissions	kr 1,195	kr 1,006